Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 12,825	$ 12,641
Non-interest income	10,498	9,192
Total revenue	23,323	21,833
Provision for (reversal of) credit losses	2,010	1,057
Amortization and impairment	1,143	1,047
Other non-interest expenses	13,206	11,756
Income (loss) before income taxes	6,964	7,973
Income taxes	1,931	1,730
Net income (loss)	5,033	6,243
Non-controlling interests	38	23
Equity shareholders	4,995	6,220
Average assets	948,121	900,213
Canada [member]
Disclosure of operating segments [line items]
Net interest income	8,929	9,870
Non-interest income	7,467	6,467
Total revenue	16,396	16,337
Provision for (reversal of) credit losses	1,146	864
Amortization and impairment	890	824
Other non-interest expenses	10,411	9,299
Income (loss) before income taxes	3,949	5,350
Income taxes	1,358	1,195
Net income (loss)	2,591	4,155
Equity shareholders	2,591	4,155
Average assets	715,540	685,956
United States [member]
Disclosure of operating segments [line items]
Net interest income	2,287	1,732
Non-interest income	1,877	1,551
Total revenue	4,164	3,283
Provision for (reversal of) credit losses	853	191
Amortization and impairment	144	136
Other non-interest expenses	1,920	1,690
Income (loss) before income taxes	1,247	1,266
Income taxes	328	320
Net income (loss)	919	946
Equity shareholders	919	946
Average assets	163,478	147,723
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	1,475	873
Non-interest income	582	718
Total revenue	2,057	1,591
Provision for (reversal of) credit losses	12	1
Amortization and impairment	89	67
Other non-interest expenses	622	535
Income (loss) before income taxes	1,334	988
Income taxes	125	116
Net income (loss)	1,209	872
Non-controlling interests	38	23
Equity shareholders	1,171	849
Average assets	45,782	43,123
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	134	166
Non-interest income	572	456
Total revenue	706	622
Provision for (reversal of) credit losses	(1)	1
Amortization and impairment	20	20
Other non-interest expenses	253	232
Income (loss) before income taxes	434	369
Income taxes	120	99
Net income (loss)	314	270
Equity shareholders	314	270
Average assets	23,321	23,411
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	7,247	6,657
Non-interest income	2,160	2,252
Total revenue	9,407	8,909
Provision for (reversal of) credit losses	986	876
Amortization and impairment	237	226
Other non-interest expenses	4,937	4,749
Income (loss) before income taxes	3,247	3,058
Income taxes	889	809
Net income (loss)	2,358	2,249
Equity shareholders	2,358	2,249
Average assets	319,787	305,070
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,812	1,672
Non-interest income	3,591	3,582
Total revenue	5,403	5,254
Provision for (reversal of) credit losses	143	23
Amortization and impairment	2	2
Other non-interest expenses	2,689	2,654
Income (loss) before income taxes	2,569	2,575
Income taxes	691	680
Net income (loss)	1,878	1,895
Equity shareholders	1,878	1,895
Average assets	91,630	84,693
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,889	1,655
Non-interest income	803	802
Total revenue	2,692	2,457
Provision for (reversal of) credit losses	850	218
Amortization and impairment	115	113
Other non-interest expenses	1,351	1,215
Income (loss) before income taxes	376	911
Income taxes	(3)	151
Net income (loss)	379	760
Equity shareholders	379	760
Average assets	60,637	53,983
Capital Markets and Direct Financial Services [Member]
Disclosure of operating segments [line items]
Net interest income	1,942	2,814
Non-interest income	3,546	2,187
Total revenue	5,488	5,001
Provision for (reversal of) credit losses	19	(62)
Amortization and impairment	7	6
Other non-interest expenses	2,714	2,431
Income (loss) before income taxes	2,748	2,626
Income taxes	762	718
Net income (loss)	1,986	1,908
Equity shareholders	1,986	1,908
Average assets	287,564	284,259
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(65)	(157)
Non-interest income	398	369
Total revenue	333	212
Provision for (reversal of) credit losses	12	2
Amortization and impairment	782	700
Other non-interest expenses	1,515	707
Income (loss) before income taxes	(1,976)	(1,197)
Income taxes	(408)	(628)
Net income (loss)	(1,568)	(569)
Non-controlling interests	38	23
Equity shareholders	(1,606)	(592)
Average assets	$ 188,503	$ 172,208